RUSSELL INVESTMENT COMPANY

Supplement dated January 14, 2013 to

PROSPECTUS Dated FEBRUARY 29, 2012

For All Funds Except Russell U.S. Large Cap Equity And Russell U.S. Mid Cap Equity Funds, Which Are Dated

JANUARY 17, 2012; Russell Multi-Strategy Alternative Fund, Which Is Dated JUNE 7, 2012; Russell U.S.

Strategic Equity Fund, Which Is Dated JUNE 29, 2012; Russell Strategic Call Overwriting Fund, Which Is Dated

JULY 27, 2012; And Class A And Class Y Shares Of The Russell U.S. Dynamic Equity Fund, Which Is Dated

AUGUST 13, 2012, All As Supplemented Through AUGUST 15, 2012.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i)	PRINCIPAL INVESTMENT STRATEGIES: The following sentence replaces the sixth sentence in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell International Developed Markets Fund in the Prospectus listed above:

The Fund employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles.